Dividends	12 Months Ended
Dec. 31, 2015
Dividends
Dividends

12. Dividends

In 2013, the Company’s board of directors approved the payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS) directly from the additional paid-in capital account, for a total of $19,946,745, which was paid in May 2013 to shareholders of record as of the close of business on April 10, 2013.

In March 2014, the Company’s board of directors approved the payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS) directly from the additional paid-in capital account, for a total of $27,598,118, which was paid in May 2014 to shareholders of record as of the close of business on May 2, 2014.

In November 2014, the Company’s board of directors approved the payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS) directly from the additional paid-in capital account, for a total of $28,415,784, of which $15,513,296 was paid in December 2014 to shareholders of record as of the close of business on December 3, 2014. The Company’s board of directors also approved the Company’s distribution of 0.05 Leju ordinary shares to the holder of each E-House ordinary share (or 0.05 Leju ADSs for each E-House ADS), to holders of E-House’s ordinary shares and ADSs. As a result of the distribution of Leju ordinary shares, $21,569,028 non-controlling interest was recognized. The additional paid-in capital was reduced by $77,582,930.

In March 2015, the Company’s board of directors approved the Company’s payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS) directly from the additional paid-in capital account, for a total of $21,362,234, which was paid in May 2015 to shareholders of record as of the close of business on April 10, 2015.